                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7868

                 Van Kampen Advantage Municipal Income Trust II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/06

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS JULY 31, 2006 (UNAUDITED)

PAR
AMOUNT
(000)    DESCRIPTION                                                     COUPON      MATURITY        VALUE
------   -----------                                                  ------------   --------   --------------
         MUNICIPAL BONDS 163.4%
         ALABAMA 1.6%
 2,000   Birmingham Baptist Med Ctr AL Spl Care Fac Fin Auth Rev
            Baptist Hlth Sys Ser A                                           5.875%  11/15/24   $    2,112,180
 3,000   Birmingham Baptist Med Ctr AL Spl Care Fac Fin Auth Rev
            Baptist Hlth Sys Ser A                                           5.000   11/15/30        2,985,150
 4,000   Jefferson Cnty, AL Ltd Oblig Sch Wt Ser A                           5.250   01/01/23        4,185,960
     4   Mobile, AL Indl Dev Brd Solid Waste Disp Rev Mobile Energy
            Svc Co Proj Rfdg                                                 6.950   01/01/20              353
 1,000   Valley, AL Spl Care Fac Fin Auth Rev Lanier Mem Hosp Ser A          5.600   11/01/16        1,017,650
                                                                                                --------------
                                                                                                    10,301,293
                                                                                                --------------
         ALASKA 0.2%
 1,000   Alaska St Hsg Fin Corp Gen Hsg Ser A (FGIC Insd)                    5.250   12/01/41        1,037,150
                                                                                                --------------
         ARIZONA 6.8%
 5,000   Arizona Sch Fac Brd Ctf Ser B (Prerefunded @ 09/01/13)
            (FGIC Insd)                                                      5.250   09/01/18        5,422,150
 3,000   Arizona St Transn Brd Hwy Rev Ser B                                 5.250   07/01/19        3,186,810
 2,235   Arizona Tourism & Sports Auth Tax Rev Multipurp Stad Fac
            Ser A (MBIA Insd)                                                5.375   07/01/21        2,391,137
 5,250   Arizona Tourism & Sports Auth Tax Rev Multipurp Stad Fac
            Ser A (MBIA Insd)                                                5.375   07/01/23        5,616,765
 5,000   Glendale, AZ Indl Dev Auth John C Lincoln Hlth Ser B Rfdg           5.000   12/01/37        4,980,800
 4,500   Maricopa Cnty, AZ Hosp Rev Sun Hlth Corp                            5.000   04/01/35        4,508,775
 2,000   Phoenix, AZ Civic Impt Corp Arpt Rev Jr Lien (AMT)
            (FGIC Insd)                                                      5.375   07/01/29        2,021,280
 2,575   Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig Irvington
            Proj Tucson Ser A Rfdg (FSA Insd)                                7.250   07/15/10        2,584,630
 2,685   South Campus Group LLC AZ Std Hsg Rev AZ St Univ South
            Campus Proj (MBIA Insd)                                          5.625   09/01/35        2,898,108
 1,300   Tempe, AZ Excise Tax Rev Rfdg                                       5.250   07/01/18        1,392,833
 9,000   University Med Ctr Corp AZ Hosp Rev                                 5.000   07/01/35        9,017,550
                                                                                                --------------
                                                                                                    44,020,838
                                                                                                --------------
         ARKANSAS 0.5%
 1,930   Arkansas St Cap Apprec College Svg                                      *   06/01/16        1,266,775
 2,000   Arkansas St Dev Fin Auth Rev St Agy Fac Donaghey Plaza
            Proj (FSA Insd)                                                  5.000   06/01/34        2,053,980
                                                                                                --------------
                                                                                                     3,320,755
                                                                                                --------------
         CALIFORNIA 28.1%
 6,000   Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Sub Pub Impt
            Proj Ser C (FSA Insd)                                                *   09/01/19        3,300,840
 7,195   Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Sub Pub Impt
            Proj Ser C (FSA Insd)                                                *   09/01/21        3,565,122

 1,300   Anaheim, CA Pub Fin Auth Lease Rev Pub Impt Proj Ser C
            (FSA Insd)                                                       6.000   09/01/16        1,473,992
 2,095   Bay Area Govt Assn CA Rev Tax Alloc CA Redev Pool Ser A
            (XLCA Insd)                                                      5.250   09/01/35        2,198,242
 3,000   California Cnty, CA Tob Securitization Agy Tob LA Cnty Sec
            (a)                                                            0/5.250   06/01/21        2,443,170
 2,050   California Cnty, CA Tob Securitization Agy Tob Merced Cnty
            Ser A Rfdg                                                       5.125   06/01/38        2,043,460
 1,000   California Cnty, CA Tob Securitization Agy Tob Merced Cnty
            Ser A Rfdg                                                       5.250   06/01/45        1,000,270
 2,000   California Cnty, CA Tob Securitization Agy Tob Sonoma Cnty
            Corp Rfdg                                                        5.125   06/01/38        1,993,620
 6,750   California Ed Fac Auth Rev Pepperdine Univ Ser A Rfdg
            (FGIC Insd)                                                      5.000   09/01/33        6,929,415
 5,500   California Hlth Fac Fin Auth Rev Cedars Sinai Med Ctr Rfdg          5.000   11/15/34        5,561,105
 1,600   California Hlth Fac Fin Auth Rev Kaiser Permanente Ser A            5.000   04/01/37        1,618,000
 3,000   California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste
            Mgmt Inc Proj Ser C (AMT)                                        5.125   11/01/23        3,078,510
   980   California St (AMBAC Insd)                                          5.125   10/01/27          998,326
 2,000   California St Dept Wtr Res Pwr Ser A
            (Prerefunded @ 05/01/12)                                         6.000   05/01/15        2,248,500
 3,000   California St Dept Wtr Res Pwr Ser A
            (Prerefunded @ 05/01/12)                                         5.875   05/01/16        3,354,330
 2,345   California St Dept Wtr Res Pwr Ser A
            (Prerefunded @ 05/01/12) (XLCA Insd)                             5.375   05/01/17        2,562,428
 5,000   California St Pub Wks Brd Dept Gen Svc Cap East End Ser A
            (AMBAC Insd)                                                     5.125   12/01/21        5,224,850
 6,000   California St Pub Wks Brd Lease Rev Dept of Corrections St
            Prisons Ser A Rfdg (AMBAC Insd)                                  5.250   12/01/13        6,523,140
 4,000   California St Pub Wks Brd Lease Rev Dept of Corrections St
            Prisons Ser A Rfdg (AMBAC Insd)                                  5.000   12/01/19        4,231,600
 5,000   California St Pub Wks Brd Lease Rev Dept of Mental Hlth
            Coalinga Ser A                                                   5.000   06/01/24        5,134,950
 4,600   California St Pub Wks Brd Lease Rev Var Univ CA Proj Ser A
            Rfdg                                                             5.500   06/01/10        4,838,878
 5,905   California St Pub Wks Brd Lease Rev Var Univ CA Proj Ser A
            Rfdg                                                             5.500   06/01/14        6,383,069
 5,000   California St Rfdg                                                  5.000   02/01/19        5,158,700
 6,500   California Statewide Cmnty Dev Auth Rev Daughters of
            Charity Hlth Ser A                                               5.250   07/01/30        6,683,755
 1,000   California Statewide Cmnty Dev Auth Rev Daughters of
            Charity Hlth Ser A                                               5.250   07/01/35        1,026,300
 4,000   California Statewide Cmnty Dev Auth Rev Hlth Fac Adventist
            Hlth Ser A                                                       5.000   03/01/30        4,048,560
 3,400   California Statewide Cmnty Dev Auth Rev Kaiser Permanente
            Ser B                                                            5.000   03/01/41        3,418,360
 5,000   California Statewide Cmnty Dev Auth Rev Kaiser Permanente
            Ser B                                                            5.250   03/01/45        5,142,000
 4,000   California Statewide Cmnty Dev Auth Rev Kaiser Permanente
            Ser C                                                            5.250   08/01/31        4,159,360
 2,000   Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc Ser A
            (MBIA Insd)                                                      5.000   09/01/33        2,058,280
 5,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec
            Rfdg (MBIA Insd)                                                     *   01/15/18        2,799,550
30,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec
            Rfdg                                                                 *   01/15/22       12,539,400
 3,350   Imperial Irr Dist CA Ctf Part Elec Sys Proj (FSA Insd) (b)          5.250   11/01/19        3,562,289
 3,950   Los Angeles, CA Dept Wtr & Pwr Ser A (FGIC Insd)                    5.125   07/01/40        4,063,404
 5,000   Los Angeles, CA Uni Sch Dist Ser A (FSA Insd)                       5.250   07/01/20        5,360,200
 5,500   Port Oakland, CA Ser L (AMT) (FGIC Insd)                            5.000   11/01/32        5,566,385

 9,000   Riverside Cnty, CA Asset Leasing Corp Leasehold Rev
            Riverside Cnty Hosp Proj (MBIA Insd)                                 *   06/01/21        4,466,160
13,880   San Joaquin Hills, CA Transn Corridor Agy Toll Rd Rev Cap
            Apprec Ser A Rfdg (MBIA Insd)                                        *   01/15/28        4,953,911
 4,200   Tobacco Securitization Auth, Northn CA Tob Settlement Ser
            A1                                                               5.375   06/01/38        4,264,596
 4,300   Tobacco Securitization Auth, Northn CA Tob Settlement Ser
            A1                                                               5.500   06/01/45        4,379,421
 1,000   Tobacco Securitization Auth, Southn CA Tob Settlement Ser
            A1                                                               5.000   06/01/37          979,150
14,000   Tobacco Securitization Auth, Southn CA Tob Settlement Ser
            A1                                                               5.125   06/01/46       13,742,400
 2,720   Washington, CA Uni Sch Dist Yolo Cnty Election 2004 Ser A
            (FGIC Insd) (b)                                                  5.250   08/01/19        2,918,070
 3,070   Washington, CA Uni Sch Dist Yolo Cnty Election 2004 Ser A
            (FGIC Insd) (b)                                                  5.250   08/01/20        3,293,557
                                                                                                --------------
                                                                                                   181,289,625
                                                                                                --------------
         COLORADO 4.6%
 4,340   Adams & Arapahoe Cntys, CO Jt Sch Dist Ser A (FSA Insd)             5.250   12/01/18        4,660,205
 1,945   Colorado Ed & Cultural Charter Sch Pinnacle Impt & Rfdg
            (XLCA Insd)                                                      5.250   06/01/23        2,049,155
 3,000   Colorado Hlth Fac Auth Rev Catholic Hlth Initiatives Ser A
            (Escrowed to Maturity)                                           5.500   03/01/32        3,211,920
 4,250   Colorado Hlth Fac Auth Rev Covenant Retirement Cmnty Inc            5.000   12/01/35        4,214,172
 2,700   Colorado Hlth Fac Auth Rev Hlth Fac Evangelical Lutheran            5.000   06/01/35        2,707,101
 2,250   Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth
            (Prerefunded @ 11/15/11)                                         6.500   11/15/31        2,545,312
    80   Colorado Hsg Fin Auth Single Family Pgm Sr Ser A2 (AMT)             7.250   05/01/27           81,582
    49   Colorado Hsg Fin Auth Single Family Pgm Sr Ser B1 (AMT)             7.650   11/01/26           49,813
 1,500   Denver, CO City & Cnty Arpt Rev Ser D (AMT)                         7.750   11/15/13        1,684,260
 6,160   E-470 Pub Hwy Auth CO Rev Sr Ser A (MBIA Insd)                      5.000   09/01/21        6,272,974
 1,000   Park Creek Metro Dist CO Rev Sr Ltd Tax Ppty Tax Rfdg               5.500   12/01/30        1,033,160
 1,500   University CO Hosp Auth Rev Ser A                                   5.000   11/15/37        1,501,725
                                                                                                --------------
                                                                                                    30,011,379
                                                                                                --------------
         CONNECTICUT 1.1%
 5,000   Connecticut St Ser C (FGIC Insd)                                    5.000   04/01/22        5,231,250
 1,010   Mashantucket Western Pequot Tribe CT Spl Rev Ser A
            (Prerefunded @ 09/01/06) (c)                                     6.400   09/01/11        1,031,664
   990   Mashantucket Western Pequot Tribe CT Spl Rev Ser A
            (Prerefunded @ 09/01/07) (c)                                     6.400   09/01/11        1,028,273
                                                                                                --------------
                                                                                                     7,291,187
                                                                                                --------------
         DISTRICT OF COLUMBIA 0.8%
 5,000   Metropolitan Washington DC Arpt Auth Sys Ser A (AMT)
            (FGIC Insd)                                                      5.250   10/01/32        5,146,750
                                                                                                --------------
         FLORIDA 6.8%
 2,500   Dade Cnty, FL Wtr & Swr Sys Rev (FGIC Insd)                         5.250   10/01/21        2,557,275
   570   Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)                    5.950   07/01/20          596,157
 3,000   Halifax Hosp Med Ctr FL Hosp Rev Impt Ser A Rfdg                    5.250   06/01/26        3,084,480
 1,000   Highlands Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth
            Ser D                                                            5.000   11/15/35        1,010,740

 3,800   Highlands Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth
            Sys Ser C                                                        5.250   11/15/36        3,932,924
 3,980   Jacksonville, FL Port Auth (AMT) (MBIA Insd)                        5.700   11/01/30        4,209,407
 2,780   Jacksonville, FL Port Auth (Prerefunded @ 11/01/10) (AMT)
            (MBIA Insd)                                                      5.700   11/01/30        2,958,921
 5,000   Jea, FL Wtr & Swr Sys Rev Ser C                                     5.000   10/01/41        5,014,900
 3,000   Lake Cnty, FL Sch Brd Ctf Part (Prerefunded @ 07/01/12)
            (AMBAC Insd)                                                     5.375   07/01/17        3,244,020
11,500   Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AMT)
            (FGIC Insd)                                                      5.375   10/01/32       11,958,620
 5,000   Ocoee, FL Wtr & Swr Sys Rev Impt & Rfdg (AMBAC Insd)                5.125   10/01/33        5,184,650
                                                                                                --------------
                                                                                                    43,752,094
                                                                                                --------------
         GEORGIA 3.1%
 2,000   Atlanta, GA Wtr & Wastewtr Rev (FSA Insd)                           5.000   11/01/21        2,085,660
 5,000   Georgia Muni Elec Auth Pwr Rev Ser B (Escrowed to
            Maturity) (FGIC Insd)                                            5.700   01/01/19        5,636,450
 2,000   Georgia St Rd & Twy Auth Rev                                        5.000   10/01/19        2,107,640
 2,210   Marietta, GA Dev Auth Rev First Mtg Life College Ser B
            (FSA Insd) (b)                                                   5.375   09/01/09        2,240,410
 6,740   Municipal Elec Auth GA Comb Turbine Proj Ser A (MBIA Insd)          5.250   11/01/20        7,165,024
 1,000   Richmond Cnty, GA Dev Auth ASU Jaguar Student Hsg LLC
            Ser A                                                            5.250   02/01/35        1,015,790
                                                                                                --------------
                                                                                                    20,250,974
                                                                                                --------------
         HAWAII 1.7%
10,430   Hawaii St Dept Budget & Fin Spl Purp Rev Hawaiian Elec
         Co Inc Ser A (AMT) (MBIA Insd)                                      5.650   10/01/27       11,174,389
                                                                                                --------------
         ILLINOIS 13.2%
 3,750   Bolingbrook, IL Cap Apprec Ser B (MBIA Insd)                            *   01/01/32          940,500
 1,710   Bolingbrook, IL Cap Apprec Ser C Rfdg (MBIA Insd) (b)                   *   01/01/29          580,237
 6,000   Chicago, IL Lakefront Millenium Pkg Fac (MBIA Insd)                 5.750   01/01/29        6,548,100
13,100   Chicago, IL O'Hare Intl Arpt Rev Rols RR II 494-1
            (Acquired 12/16/05 to 02/17/06, Cost $15,005,492)
            (Inverse Floating Rate) (MBIA Insd) (d)                          5.225   01/01/24       14,732,129
 1,500   Chicago, IL O'Hare Intl Arpt Rev Rols RR II R 522
            (Acquired 02/24/06, Cost $1,772,100) (Inverse Floating
            Rate) (FGIC Insd) (d)                                            5.225   01/01/23        1,693,560
    90   Chicago, IL Single Family Mtg Rev Ser A (AMT) (GNMA
            Collateralized)                                                  7.000   09/01/27           92,249
     5   Chicago, IL Single Family Mtg Rev Ser B (AMT) (GNMA
            Collateralized)                                                  7.625   09/01/27            5,014
 3,345   Cook Cnty, IL Sch Dist No. 100 Berwyn South Ser D
            (FSA Insd)                                                       5.500   12/01/23        3,652,071
 4,500   Cook Cnty, IL Ser A (Prerefunded @ 05/15/11) (FGIC Insd)            5.500   11/15/31        4,834,845
 1,000   Illinois Dev Fin Auth Rev Cmnty Rehab Providers Fac Ser A           7.375   07/01/25        1,082,490
 1,500   Illinois Fin Auth Rev IL Inst of Technology Ser A                   5.000   04/01/31        1,516,530
 2,500   Illinois Fin Auth Rev Northwestern Mem Hosp Ser A                   5.500   08/15/43        2,641,475
 1,335   Illinois Fin Auth Solid Waste Rev Disp Waste Mgmt Inc Proj
            Ser A (AMT)                                                      5.050   08/01/29        1,335,000

 1,325   Illinois Fin Auth Student Hsg Rev MJH Ed Assistance IV Sr
            Ser A                                                            5.125   06/01/35        1,323,913
 3,180   Illinois Hlth Fac Auth Rev Children's Mem Hosp (MBIA Insd)          6.250   08/15/13        3,502,834
 1,485   Illinois Hlth Fac Auth Rev Evangelical Hosp Ser A Rfdg
            (FSA Insd)                                                       6.750   04/15/17        1,746,197
   825   Illinois Hlth Fac Auth Rev Evangelical Hosp Ser C (FSA
            Insd)                                                            6.750   04/15/17          970,109
 1,000   Illinois Hlth Fac Auth Rev Highland Pk Hosp Proj Ser A
            (Prerefunded @ 10/01/07) (MBIA Insd)                             5.750   10/01/17        1,042,600
 8,000   Illinois St First Ser (FSA Insd)                                    5.250   12/01/19        8,519,600
 3,400   Illinois St First Ser (FSA Insd)                                    5.250   04/01/27        3,553,408
 2,070   Northern IL Univ Ctf Part Hoffman Estates Ctr Proj
            (FSA Insd)                                                       5.400   09/01/16        2,225,333
   180   Peoria, Moline & Freeport, IL Coll Mtg Ser A (AMT)
            (GNMA Collateralized)                                            7.600   04/01/27          180,976
 5,000   Regional Trans Auth IL Ser A (AMBAC Insd)                           8.000   06/01/17        6,571,450
 5,005   Will Cnty, IL Cmnty Sch Dist (FGIC Insd)                            5.000   01/01/23        5,212,357
10,000   Will Cnty, IL Sch Dist No. 122 Ser B Rfdg (FGIC Insd)               5.250   11/01/20       10,541,500
                                                                                                --------------
                                                                                                    85,044,477
                                                                                                --------------
         INDIANA 2.9%
 2,805   Dekalb Eastn High Sch Bldg Corp Ind First Mtg (FSA Insd)            6.000   01/15/18        3,075,318
 4,000   East Chicago, IN Elementary Sch Bldg Corp First Mtg Ser A           6.250   07/05/08        4,115,720
 1,660   Indiana Hlth & Ed Fac Fin Auth Hosp Rev Clarian Hlth
            Oblig Ser A                                                      5.000   02/15/36        1,675,521
 3,000   Indiana Hlth Fac Fin Auth Hosp Rev Columbus Regl Hosp
            Rfdg (FSA Insd)                                                  7.000   08/15/15        3,454,860
 1,500   Indiana St Dev Fin Auth Rev Exempt Fac Conv Rfdg (AMT)              5.950   08/01/30        1,528,755
 2,000   Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt (AMT)                    5.950   12/01/29        2,116,220
 2,850   Southwest Parke Cmnty Sch Bldg First Mtg (FGIC Insd) (b)            5.250   07/15/21        3,027,783
                                                                                                --------------
                                                                                                    18,994,177
                                                                                                --------------
         IOWA 0.6%
 1,500   Tobacco Settlement Auth IA Tob Settlement Rev Ser C                 5.375   06/01/38        1,515,645
 2,500   Tobacco Settlement Auth IA Tob Settlement Rev Ser C                 5.500   06/01/42        2,547,950
                                                                                                --------------
                                                                                                     4,063,595
                                                                                                --------------
         KANSAS 1.2%
 3,430   Kansas St Dev Fin Auth Rev KS Proj Ser N (AMBAC Insd) (b)           5.250   10/01/20        3,632,267
 3,615   Kansas St Dev Fin Auth Rev KS Proj Ser N (AMBAC Insd) (b)           5.250   10/01/21        3,816,717
                                                                                                --------------
                                                                                                     7,448,984
                                                                                                --------------
         KENTUCKY 0.1%
   500   Mount Sterling, KY Lease Rev KY League Cities Fdg Ser B             6.100   03/01/18          575,345
                                                                                                --------------

         LOUISIANA 5.3%
 5,000   Lafayette, LA Util Rev (MBIA Insd)                                  5.250   11/01/21        5,328,450
 2,500   Louisiana Loc Govt Environment Fac Pkg Fac Corp Garage
            Proj Ser A (AMBAC Insd)                                          5.375   10/01/31        2,612,575
 5,970   Louisiana Loc Govt Environment Southeastn LA Student Hsg
            Ser A (MBIA Insd) (b)                                            5.250   08/01/24        6,286,470
 1,400   Louisiana Pub Fac Auth Rev Hlth Fac Glen Retirement Ser A           6.700   12/01/25        1,414,938
 8,065   Louisiana St Office Fac Corp LA St Cap Complex Pgm
            (MBIA Insd) (b)                                                  5.000   11/01/20        8,344,372
 6,000   New Orleans, LA Rfdg (MBIA Insd)                                    5.125   09/01/21        6,196,440
 4,000   New Orleans, LA Rfdg (FGIC Insd)                                    5.500   12/01/21        4,312,480
                                                                                                --------------
                                                                                                    34,495,725
                                                                                                --------------
         MARYLAND 2.4%
 1,500   Baltimore, MD Convention Ctr Hotel Rev Drivers Ser 1251
            (Acquired 02/06/06, Cost $1,765,635) (Inverse Floating
            Rate) (XLCA Insd) (d)                                            6.530   03/01/14        1,717,005
 5,000   Maryland St Econ Dev Corp MD Aviation Admin Fac (AMT) (FSA
            Insd)                                                            5.375   06/01/20        5,273,850
 1,000   Maryland St Econ Dev Corp Student Hsg Rev Univ MD College
            Pk Proj (Prerefunded @ 06/01/13)                                 5.625   06/01/35        1,096,580
 2,000   Maryland St Hlth & Higher Ed Fac Auth Rev MD Inst College
            of Art                                                           5.000   06/01/40        1,973,500
 1,200   Maryland St Hlth & Higher Ed Fac Auth Rev Uni Hosp Cecil
            Cnty Issue                                                       5.000   07/01/40        1,212,600
 4,000   Maryland St Trans Auth Arpt Baltimore/WA Intl Arpt Ser B
            (AMT) (AMBAC Insd)                                               5.125   03/01/24        4,152,080
                                                                                                --------------
                                                                                                    15,425,615
                                                                                                --------------
         MASSACHUSETTS 4.1%
 1,200   Massachusetts Bay Tran Auth MA Gen Tran Sys Ser A Rfdg              6.250   03/01/12        1,339,068
 3,500   Massachusetts Bay Trans Auth MA Sales Tax Rev Ser A                 5.000   07/01/35        3,572,135
 2,500   Massachusetts Bay Trans Auth Ser A (Prerefunded @ 07/01/12)         5.000   07/01/32        2,654,150
 2,000   Massachusetts Muni Whsl Elec Co Proj No 6-A (MBIA Insd)             5.250   07/01/16        2,140,780
 2,500   Massachusetts St Dev Fin Agy Rev Western New England Ser A          5.000   09/01/33        2,574,400
 1,750   Massachusetts St Hlth & Ed Fac Auth Rev Hlthcare Sys
            Covenant Hlth                                                    6.000   07/01/31        1,873,375
 2,000   Massachusetts St Hlth & Ed Fac Auth Rev Saint Mem Med Ctr
            Ser A                                                            6.000   10/01/23        2,001,520
 5,450   Massachusetts St Hlth & Ed Fac Auth Rev Univ MA Mem Issue
            Ser D                                                            5.000   07/01/33        5,445,749
   925   Massachusetts St Indl Fin Agy Wtr Treatment Amern Hingham
            (AMT)                                                            6.900   12/01/29          935,674
   925   Massachusetts St Indl Fin Agy Wtr Treatment Amern Hingham
            (AMT)                                                            6.950   12/01/35          935,850
 2,995   Massachusetts St Wtr Pollutn Abatement Tr Pool Pgm Bds
            Ser 10                                                           5.000   08/01/21        3,136,693
                                                                                                --------------
                                                                                                    26,609,394
                                                                                                --------------
         MICHIGAN 4.0%
 3,000   Detroit, MI City Sch Dist Sch Bldg & Site Impt Ser A
            (Prerefunded @ 05/01/13) (FGIC Insd)                             5.375   05/01/24        3,262,980
 3,185   Detroit, MI Wtr Supply Sys Rev Sr Lien Ser A (MBIA
            Insd) (b)                                                        5.250   07/01/20        3,446,361

 2,790   Detroit, MI Wtr Supply Sys Rev Sr Lien Ser C Rfdg (MBIA
            Insd) (b)                                                        5.250   07/01/19        2,985,774
 2,000   Grand Rapids, MI Wtr Supply (FGIC Insd)                             5.750   01/01/15        2,152,080
 4,000   Kent Hosp Fin Auth MI Rev Metro Hosp Proj Ser A                     6.000   07/01/35        4,314,000
 1,480   Michigan St Hsg Dev Auth Multi-Family Rev Ltd Oblig Ser A
            Rfdg (GNMA Collateralized)                                       6.600   04/01/30        1,520,552
 2,075   South Lyon, MI Cmnty Sch Bldg & Site (FGIC Insd)                    5.250   05/01/18        2,210,560
 2,285   Taylor, MI Bldg Auth (AMBAC Insd) (b)                               6.000   03/01/13        2,556,664
 3,090   Troy, MI Downtown Dev Auth Dev Rfdg (MBIA Insd)                     5.500   11/01/15        3,324,438
                                                                                                --------------
                                                                                                    25,773,409
                                                                                                --------------
         MINNESOTA 1.0%
 1,065   Duluth, MN Econ Dev Auth Hlthcare Fac Rev Benedictine Hlth
            Sys Saint Marys                                                  5.250   02/15/33        1,091,274
 1,175   Maple Grove, MN Hlthcare Fac Rev North Mem Hlthcare                 5.000   09/01/35        1,190,792
 2,200   Saint Paul, MN Hsg & Redev Auth Hosp Rev Hlth East Proj             6.000   11/15/30        2,386,362
 1,000   Saint Paul, MN Hsg & Redev Auth Hosp Rev Hlth East Proj             6.000   11/15/35        1,083,230
 1,000   Stillwater, MN Hlthcare Rev Hlth Sys Oblig Group                    5.000   06/01/25        1,018,600
                                                                                                --------------
                                                                                                     6,770,258
                                                                                                --------------
         MISSISSIPPI 1.1%
 1,900   Mississippi Dev Bk Spl Oblig Cap Proj & Equip Acquisition
            Ser A2 (AMBAC Insd)                                              5.000   07/01/24        1,901,026
 1,550   Mississippi Dev Bk Spl Oblig Madison Cnty Hosp Proj
            (Prerefunded @ 07/01/09)                                         6.400   07/01/29        1,686,586
 2,595   Mississippi Dev Bk Spl Oblig MS Ltd Oblig Hosp Impt (MBIA
            Insd) (b)                                                        5.250   07/01/32        2,686,863
   520   Mississippi Home Corp Single Family Rev Mtg Ser C (AMT)
            (GNMA Collateralized)                                            7.600   06/01/29          529,599
                                                                                                --------------
                                                                                                     6,804,074
                                                                                                --------------
         MISSOURI 5.8%
 2,000   Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev
            Southeast MO Hosp Assoc                                          5.625   06/01/27        2,057,840
 1,250   Cole Cnty, MO Indl Dev Auth Sr Living Fac Rev Lutheran Sr
            Svc Heisinger Proj                                               5.500   02/01/35        1,294,225
 2,000   Curators Univ MO Sys Fac Rev Ser B Rfdg (b)                         5.000   11/01/20        2,089,440
 1,000   Missouri Jt Muni Elec Util Cmnty Pwr Proj Rev Plum Point
            Proj (MBIA Insd)                                                 5.000   01/01/26        1,043,070
 4,625   Missouri Jt Muni Elec Util Cmnty Pwr Proj Rev Plum Point
            Proj (MBIA Insd)                                                 5.000   01/01/27        4,813,376
 2,500   Missouri St Dev Fin Brd Infrastructure Fac Rev Crackerneck
            Creek Proj Ser C                                                 5.000   03/01/26        2,524,250
 2,195   Missouri St Hlth & Ed Fac Rev Univ MO Columbia Arena
            Proj (b)                                                         5.000   11/01/16        2,305,628
 4,000   Platte Cnty, MO Indl Dev Auth Trans Rev                             4.500   12/01/24        3,962,800
 2,500   Platte Cnty, MO Neighborhood Impt Parkville Ser B (MBIA
            Insd)                                                            5.000   02/01/25        2,593,750
 1,500   Saint Louis Cnty, MO Mtg Rev Ctf Rcpt Ser H (AMT)
            (Escrowed to Maturity)                                           5.400   07/01/18        1,609,800
 9,855   Saint Louis, MO Arpt Rev Arpt Dev Pgm Ser A (Prerefunded
            @ 07/01/11) (MBIA Insd)                                          5.250   07/01/31       10,496,856
 2,380   Saint Louis, MO Arpt Rev Cap Impt Pgm Ser A (MBIA Insd)
            (b)                                                              5.375   07/01/19        2,533,415
                                                                                                --------------
                                                                                                    37,324,450
                                                                                                --------------

         MONTANA 0.4%
 2,300   Forsyth, MT Pollutn Ctl Rev Northwestn Corp Colstrip Rfdg
            (AMBAC Insd)                                                     4.650   08/01/23        2,302,001
                                                                                                --------------
         NEBRASKA 1.5%
 5,235   Omaha Pub Pwr Dist NE Elec Rev Sys Ser A                            5.000   02/01/34        5,374,932
 4,260   University NE Univ Rev Lincoln Student Fees & Fac Ser B             5.000   07/01/23        4,392,614
                                                                                                --------------
                                                                                                     9,767,546
                                                                                                --------------
         NEVADA 4.2%
 8,000   Clark Cnty, NV Arpt Rev Sub Lien Ser A-2 (FGIC Insd)                5.000   07/01/36        8,154,160
 2,000   Clark Cnty, NV Econ Dev Rev Alexander Dawson Sch Proj               5.375   05/15/33        2,067,560
 7,000   Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj Ser A
            (AMT) (AMBAC Insd)                                               5.250   07/01/34        7,244,790
 4,375   Las Vegas Vly, NV Wtr Dist Ser B Rfdg (MBIA Insd)                   5.000   06/01/27        4,485,644
    85   Nevada Hsg Div Single Family Pgm Mezz B (AMT) (FHA/VA Gtd)          6.550   10/01/12           85,314
 5,000   Reno, NV Lien Trans Proj (Prerefunded @ 06/01/12) (AMBAC
            Insd)                                                            5.250   06/01/41        5,369,100
                                                                                                --------------
                                                                                                    27,406,568
                                                                                                --------------
         NEW HAMPSHIRE 0.6%
 1,000   New Hampshire Hlth & Ed Fac Auth Rev Derryfield Sch                 7.000   07/01/30        1,085,470
 1,400   New Hampshire Hlth & Ed Fac Hlthcare Sys Covenant Hlth              5.500   07/01/34        1,463,196
 1,000   New Hampshire St Bus Fin Auth Wtr Fac Rev Pennichuck
            Wtrwks Inc (AMT) (AMBAC Insd)                                    6.300   05/01/22        1,036,860
                                                                                                --------------
                                                                                                     3,585,526
                                                                                                --------------
         NEW JERSEY 6.6%
 1,900   New Jersey Econ Dev Auth Rev Cig Tax                                5.750   06/15/29        2,013,981
 1,000   New Jersey Econ Dev Auth Rev Cig Tax                                5.500   06/15/31        1,037,150
 5,000   New Jersey Econ Dev Auth Rev Sch Fac Constr Ser I
            (Prerefunded @ 09/01/14)                                         5.000   09/01/23        5,366,550
 2,210   New Jersey Econ Dev Auth Wtr Fac Rev NJ Amern Wtr Co Inc
            Ser B (AMT) (FGIC Insd)                                          5.375   05/01/32        2,287,063
 4,350   New Jersey Econ Dev Wtr NJ Amern Wtr Co Inc Ser A (AMT)
            (FGIC Insd)                                                      5.250   07/01/38        4,483,893
 1,000   New Jersey Hlthcare Fac Fin Auth Rev Cap Hlth Sys Oblig
            Grp Ser A                                                        5.375   07/01/33        1,026,360
 2,500   New Jersey Hlthcare Fac Fin Auth Rev Gen Hosp Ctr at
            Passaic (Escrowed to Maturity) (FSA Insd)                        6.750   07/01/19        3,018,700
10,000   New Jersey St Ed Fac Auth Higher Ed Cap Impt Ser A
            (AMBAC Insd)                                                     5.250   09/01/20       10,638,200
 2,000   New Jersey St Tpk Auth Tpk Rev Ser C-1 (AMBAC Insd)                 5.000   01/01/35        2,035,700
10,750   Salem Cnty, NJ Indl Pollutn Ctl Fin Auth Rev Pollutn Ctl
            Pub Svc Elec & Gas Ser A (AMT) (MBIA Insd)                       5.450   02/01/32       10,851,265
                                                                                                --------------
                                                                                                    42,758,862
                                                                                                --------------
         NEW MEXICO 0.2%
 1,500   Jicarilla, NM Apache Nation Rev Adj Ser A (Acquired
            10/23/03, Cost $1,514,910) (d)                                   5.000   09/01/18        1,530,420
                                                                                                --------------

         NEW YORK 10.3%
 1,000   Erie Cnty, NY Tob Asset Securitization Corp Ser A                   5.000   06/01/38          980,410
 7,000   Metropolitan Trans Auth NY Rev Ser A Rfdg (FGIC Insd)               5.250   11/15/31        7,370,860
 1,500   Nassau Cnty, NY Tob Settlement Corp Ser A-3                         5.000   06/01/35        1,478,490
 3,500   Nassau Cnty, NY Tob Settlement Corp Ser A-3                         5.125   06/01/46        3,461,605
 3,250   New York City Hlth & Hosp Corp Rev Hlth Sys Ser A (AMBAC
            Insd)                                                            5.000   02/15/11        3,407,007
 5,000   New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser D             5.000   06/15/38        5,127,600
 5,000   New York City Ser H (MBIA Insd)                                     5.250   03/15/14        5,325,900
 6,000   New York City Transitional Fin Auth Rev Future Tax Sec Ser
            A Rfdg (a)                                                5.500/14.000   11/01/26        6,437,580
 8,240   New York City Transitional Fin Auth Rev Future Tax Sec Ser
            C Rfdg (AMBAC Insd)                                              5.250   08/01/18        8,764,311
 7,575   New York St Dorm Auth Rev City Univ Sys Cons Ser A                  5.625   07/01/16        8,340,151
 1,520   New York St Dorm Auth Rev Insd John T Mather Mem Hosp
            (Connie Lee Insd) (b)                                            6.500   07/01/09        1,629,410
 3,845   New York St Dorm Auth Rev Secd Hosp Gen Hosp Rfdg                   5.750   02/15/20        4,190,627
 2,310   New York St Med Care Fac Fin Agy Rev Saint Peter's Hosp
            Proj Ser A (AMBAC Insd)                                          5.375   11/01/13        2,312,633
 5,000   New York St Urban Dev Corp Rev St Fac Rfdg                          5.700   04/01/20        5,635,050
 2,150   Westchester, Tob Asset Securitization Corp NY                       5.125   06/01/38        2,143,142
                                                                                                --------------
                                                                                                    66,604,776
                                                                                                --------------
         NORTH CAROLINA 0.6%
 1,950   Forsyth Cnty, NC Ctf Partn (b)                                      5.000   02/01/24        2,013,375
 1,500   North Carolina Eastn Muni Pwr Agy Pwr Sys Rev Ser D                 6.700   01/01/19        1,628,400
                                                                                                --------------
                                                                                                     3,641,775
                                                                                                --------------
         OHIO 2.9%
 3,000   Cincinnati, OH City Sch Dist Sch Impt (FSA Insd)                    5.250   06/01/18        3,198,300
 3,150   Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj                      7.500   01/01/30        3,468,686
 1,000   Dayton, OH Arpt Rev James M Cox Dayton Ser C Rfdg (AMT)
            (Radian Insd)                                                    5.250   12/01/27        1,022,820
 3,540   Franklin Cnty, OH Hosp Rev Doctor's Hosp Proj Impt & Rfdg
            (Escrowed to Maturity)                                           5.875   12/01/23        3,835,271
 5,130   Muskingum Cnty, OH Hosp Fac Rev Bethesda Care Sys Impt &
            Rfdg (Connie Lee Insd) (b)                                       6.250   12/01/10        5,269,895
   160   Pickerington, OH Loc Sch Dist Cap Apprec Sch Fac Contract
            (FGIC Insd)                                                          *   12/01/11          128,994
 1,160   Toledo Lucas Cnty, OH Port Auth Dev Rev Northwest OH Bd
            Fd Ser C (AMT) (b)                                               6.600   11/15/15        1,249,274
   685   Toledo Lucas Cnty, OH Port Auth Northwest Bd Fd Ser A
            (AMT)                                                            6.000   05/15/11          707,173
                                                                                                --------------
                                                                                                    18,880,413
                                                                                                --------------
         OKLAHOMA 0.7%
 1,500   Jenks, OK Aquarium Auth Rev First Mtg (Prerefunded @
            07/01/10) (MBIA Insd)                                            6.100   07/01/30        1,638,195
 2,755   Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev (Prerefunded @
            11/01/09) (AMBAC Insd)                                           6.250   11/01/22        3,011,215
                                                                                                --------------
                                                                                                     4,649,410
                                                                                                --------------

         OREGON 3.0%
 2,010   Emerald Peoples Util Dist OR Rfdg (FGIC Insd) (b)                   7.350   11/01/09        2,224,186
 2,060   Multnomah Cnty, OR Sch Dist No. 007 Reynolds (MBIA Insd)            5.000   06/01/30        2,100,129
 5,000   Oregon Hlth Sciences Univ Insd Ser A (MBIA Insd)                    5.250   07/01/22        5,298,200
 5,000   Oregon St Dept Admin Ser C Rfdg (MBIA Insd)                         5.250   11/01/18        5,292,900
   570   Oregon St Vets Welfare Ser 76A                                      6.050   10/01/28          571,915
 3,580   Yamhill Cnty, OR Sch Dist No. 029J Newburg (Prerefunded @
            06/15/12) (MBIA Insd)                                            5.250   06/15/21        3,845,887
                                                                                                --------------
                                                                                                    19,333,217
                                                                                                --------------
         PENNSYLVANIA 0.2%
 1,370   Philadelphia, PA Hosp & Higher Ed Fac Auth Rev Cmnty
            College Ser B Rfdg (MBIA Insd) (b)                               6.500   05/01/08        1,431,842
                                                                                                --------------
         SOUTH CAROLINA 3.5%
 6,250   Charleston Ed Excellence Fin Corp SC Rev Rols RR II R 471
            (Acquired 12/06/05, Cost $6,834,905) (Inverse Floating
            Rate) (d)                                                        5.225   12/01/26        6,828,750
 3,115   Greenville, SC Impt & Rfdg (MBIA Insd) (b)                          5.250   04/01/21        3,314,049
 1,000   Newberry Invtg in Newberry Cnty Sch Dist Proj                       5.000   12/01/30        1,003,630
 1,015   Rock Hill, SC Util Sys Rev Comb Ser C Rfdg (FSA Insd) (b)           5.000   01/01/11        1,063,070
 6,500   South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co
            Proj Ser A (AMBAC Insd)                                          5.200   11/01/27        6,798,350
 3,750   South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co
            Proj Ser B (AMT) (AMBAC Insd)                                    5.450   11/01/32        3,922,800
                                                                                                --------------
                                                                                                    22,930,649
                                                                                                --------------
         SOUTH DAKOTA 0.4%
 1,375   Deadwood, SD Ctf Partn (ACA Insd)                                   6.375   11/01/20        1,474,578
 1,000   South Dakota St Hlth & Ed Fac Auth Rev Childrens Care Hosp
            Rfdg                                                             6.125   11/01/29        1,047,760
                                                                                                --------------
                                                                                                     2,522,338
                                                                                                --------------
         TENNESSEE 4.8%
 2,130   Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC
            Proj Ser A Rfdg                                                  5.000   10/01/25        2,097,603
 2,595   Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC
            Proj Ser A Rfdg                                                  5.125   10/01/35        2,550,444
 1,270   Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp First Mtg Ser
            B Impt & Rfdg                                                    8.000   07/01/33        1,488,211
 7,050   Hallsdale Powell Util Dist Knox Cnty TN Wtr & Swr Rev Impt
            Ser B (FGIC Insd)                                                5.000   04/01/34        7,228,224
12,525   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev Cap Apprec
            First Mtg Ser A Rfdg (MBIA Insd)                                     *   07/01/26        4,850,682
 6,500   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn
            St Hlth Ser A                                                    5.500   07/01/36        6,787,560
 4,800   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn
            St Hlth Ser A Rfdg (MBIA Insd)                                   7.500   07/01/25        5,820,960
                                                                                                --------------
                                                                                                    30,823,684
                                                                                                --------------
         TEXAS 12.6%
 2,335   Beaumont, TX Wtrwks & Swr Sys (Prerefunded @ 09/01/10)
            (FGIC Insd)                                                      6.250   09/01/14        2,548,933
 2,000   Brazos Cnty, TX Hlth Fac Dev Oblig Grp                              5.375   01/01/32        2,069,700
 3,565   Brazos Riv Auth TX Pollutn Ctl Rev Adj TXU Elec Co Proj
            Ser C Rfdg (AMT)                                                 5.750   05/01/36        3,759,613
   795   Brownsville, TX Util Sys Rev (Escrowed to Maturity)                 7.375   01/01/10          848,496

 8,000   Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A Impt & Rfdg
            (AMT) (FGIC Insd)                                                5.500   11/01/31        8,390,400
 2,345   Denton Cnty, TX Perm Impt (Prerefunded @ 07/15/10) (b)              5.500   07/15/19        2,489,640
 1,000   Harris Cnty, TX Hlth Fac Dev Mem Hermann Hlthcare Ser A
            (Prerefunded @ 06/01/11)                                         6.375   06/01/29        1,118,180
 5,000   Harris Cnty, TX Sr Lien Toll Rd Rfdg (FSA Insd)                     5.125   08/15/32        5,147,050
 2,320   Houston, TX Arpt Sys Rev (Escrowed to Maturity)                     9.500   07/01/10        2,617,401
 4,655   Houston, TX Arpt Sys Rev Sub Lien (FSA Insd)                        5.500   07/01/15        4,996,677
 3,000   Houston, TX Arpt Sys Rev Sub Lien Ser A (AMT) (FSA Insd)            5.625   07/01/30        3,151,140
 5,000   Houston, TX Util Sys Rev Comb First Lien Ser A (FSA Insd)           5.250   05/15/20        5,328,250
 3,920   Lower Coloarado Riv Auth TX Transmission Contract Rev LCRA
            Svc Corp Proj (FGIC Insd)                                        5.000   05/15/33        3,977,193
 5,000   Matagorda Cnty, TX Navig Dist No. 1 Rev Houston Lt Rfdg
            (AMT) (AMBAC Insd)                                               5.125   11/01/28        5,287,350
 1,500   Mesquite, TX Hlth Fac Dev Corp Retirement Fac Christian
            Care Ctr                                                         5.625   02/15/35        1,540,500
 2,000   Mesquite, TX Hlth Fac Dev Corp Retirement Fac Christian
            Care Ctr Ser A (Prerefunded @ 02/15/10)                          7.625   02/15/28        2,254,020
 3,500   Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem
            Hosp Proj                                                        7.250   01/01/31        3,604,230
 3,325   North Central, TX Hlth Fac Dev Corp Rev Hosp Baylor
            Hlthcare Sys Proj Ser A                                          5.125   05/15/29        3,369,788
 3,000   Prosper, TX Indpt Sch Dist (PSF Gtd)                                5.500   08/15/33        3,203,430
 5,055   San Antonio, TX Elec & Gas Rev Sys Rfdg                             5.375   02/01/16        5,404,907
 1,990   Stafford, TX Econ Dev Corp (FGIC Insd) (b)                          6.000   09/01/19        2,266,968
 3,960   Stafford, TX Econ Dev Corp (FGIC Insd)                              5.500   09/01/30        4,287,730
 3,510   Texas St Wtr Fin Assistance                                         5.500   08/01/35        3,645,381
                                                                                                --------------
                                                                                                    81,306,977
                                                                                                --------------
         UTAH 0.5%
 4,950   Intermountain Pwr Agy UT Pwr Supply Rev Ser A Rfdg
            (Escrowed to Maturity) (FGIC Insd)                                   *   07/01/17        2,963,219
                                                                                                --------------
         VIRGINIA 1.4%
 2,000   Fairfax Cnty, VA Ctf Partn                                          5.300   04/15/23        2,113,600
 1,130   Richmond, VA Indl Dev Auth Govt Fac Rev Bd (AMBAC Insd)             5.000   07/15/14        1,206,569
   675   Richmond, VA Indl Dev Auth Govt Fac Rev Bd (AMBAC Insd)             5.000   07/15/16          721,332
 1,465   RIchmond, VA Indl Dev Auth Govt Fac Rev Bd (AMBAC Insd)             5.000   07/15/17        1,566,246
 1,520   Tobacco Settlement Fin Corp VA                                      5.500   06/01/26        1,565,418
 1,660   Tobacco Settlement Fin Corp VA                                      5.625   06/01/37        1,723,976
                                                                                                --------------
                                                                                                     8,897,141
                                                                                                --------------
         WASHINGTON 4.8%
 5,000   Clark Cnty, WA Sch Dist 114 (FSA Insd)                              5.250   06/01/19        5,329,550
 1,370   King Cnty, WA Ser B (Prerefunded @ 12/01/07)                        5.900   12/01/14        1,435,513
 3,630   King Cnty, WA Ser B (Prerefunded @ 12/01/07)                        5.900   12/01/14        3,803,587
 2,245   King Cnty, WA Ser B (Prerefunded @ 12/01/07)                        6.625   12/01/15        2,373,347
   700   Quinault Indian Nation, WA Quinault Beach Ser A Impt &
            Rfdg (ACA Insd)                                                  5.800   12/01/15          726,663
 3,000   Spokane, WA Pub Fac Dist Hotel Motel & Sales Use Tax
            (MBIA Insd)                                                      5.250   09/01/33        3,134,250
 9,855   Washington St Mtr Veh Fuel Tax 2007 B (FSA Insd) (b) (e)            5.000   07/01/27       10,233,333
 4,000   Washington St Pub Pwr Supply Ser A Rfdg (FGIC Insd)                 7.000   07/01/08        4,232,400
                                                                                                --------------
                                                                                                    31,268,643
                                                                                                --------------

         WEST VIRGINIA 1.6%
 6,420   Harrison Cnty, WV Cnty Cmnty Solid Waste Disp Rev West PA
            Pwr Co Ser C (AMT) (AMBAC Insd)                                  6.750   08/01/24        6,435,280
 3,750   West Virginia Univ Rev Impt Univ Proj Ser C (FGIC Insd)             5.000   10/01/34        3,865,088
                                                                                                --------------
                                                                                                    10,300,368
                                                                                                --------------
         WISCONSIN 0.7%
 1,715   Wisconsin St Hlth & Ed Fac Auth Rev Bellin Mem Hosp
            (AMBAC Insd)                                                     6.625   02/15/08        1,761,031
 2,675   Wisconsin St Hlth & Ed Fac FH Hlthcare Dev Inc Proj
            (Prerefunded @ 11/15/09)                                         6.250   11/15/28        2,892,799
                                                                                                --------------
                                                                                                     4,653,830
                                                                                                --------------
         WYOMING 0.3%
 2,000   Sweetwater Cnty, WY Solid Waste Disp Rev FMC Corp Proj
            Rfdg (AMT)                                                       5.600   12/01/35        2,091,220
                                                                                                --------------
         PUERTO RICO 4.6%
21,000   Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser Y Rfdg
            (FSA Insd) (f)                                                   6.250   07/01/21       25,486,650
 4,000   Puerto Rico Pub Bldgs Auth Gtd Pub Ed & Hlth Fac Ser M
            Rfdg (MBIA Insd)                                                 5.600   07/01/08        4,132,880
                                                                                                --------------
                                                                                                    29,619,530
                                                                                                --------------
TOTAL LONG-TERM INVESTMENTS 163.4%
   (Cost $1,009,963,909)                                                                         1,056,195,892
SHORT-TERM INVESTMENT 0.7%
   (Cost $4,100,000)                                                                                 4,100,000
                                                                                                --------------
TOTAL INVESTMENTS 164.1%
   (Cost $1,014,063,909)                                                                         1,060,295,892
OTHER ASSETS IN EXCESS OF LIABILITIES 0.9%                                                           6,416,462
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (65.0%)                                        (420,388,071)
                                                                                                --------------
NET ASSETS APPLICABLE TO COMMON SHARES 100.0%                                                   $  646,324,283
                                                                                                ==============

     Percentages are calculated as a percentage of net assets applicable to common shares.

*    Zero coupon bond

(a) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(b)  The Trust owns 100% of the outstanding bond issuance.

(c) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified inst

(d) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 4.1% of net assets applicable to common shares.

(e)  Security purchased on a when-issued or delayed delivery basis.

(f) All or a portion of this security has been physically segregated in connection with open futures contracts.

ACA        - American Capital Access
AMBAC      - AMBAC Indemnity Corp.
AMT        - Alternative Minimum Tax
Connie Lee - Connie Lee Insurance Co.
FGIC       - Financial Guaranty Insurance Co.
FHA/VA     - Federal Housing Administration/Department of Veterans Affairs
FSA        - Financial Security Assurance Inc.
GNMA       - Government National Mortgage Association
MBIA       - Municipal Bond Investors Assurance Corp.
Radian     - Radian Asset Assurance
XLCA       - XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF JULY 31, 2006:

                                                                                     UNREALIZED
                                                                                   APPRECIATION/
                                                                      CONTRACTS    DEPRECIATION
                                                                      ---------   --------------
SHORT CONTRACTS:
U.S Treasury Notes 10-Year Futures September 2006 (Current Notional
Value of $106,031)                                                      1,006     $(1,005,530.00)
                                                                        -----     --------------

SWAP AGREEMENTS OUTSTANDING AS OF JULY 31, 2006:

INTEREST RATE SWAPS

                                                               PAY/
                                                             RECEIVE                        NOTIONAL     UNREALIZED
                                                            FLOATING   FIXED   EXPIRATION    AMOUNT    APPRECIATION/
       COUNTER PARTY              FLOATING RATE INDEX         RATE      RATE      DATE        (000)    DEPRECIATION
       -------------         ----------------------------   --------   -----   ----------   --------   -------------
JP Morgan Chase Bank, N.A.   USD-BMA Municipal Swap Index   Receive    4.474%   10/03/26     14,720      $(318,887)
JP Morgan Chase Bank, N.A.   USD-BMA Municipal Swap Index   Receive    4.249    09/28/16     39,960       (669,397)
                                                                                                         ---------
                                                                                                         $(988,284)
                                                                                                         =========

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Advantage Municipal Income Trust II

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 21, 2006

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: September 21, 2006